Accounts Receivable	12 Months Ended
Dec. 31, 2015
Accounts Receivable.
Accounts Receivable

4. Accounts Receivable

	As of December 31,
	2014	2015
	RMB	RMB
Components of accounts receivable are as follows:
Delivery service providers(a)	33,671	135,050
Other trade receivables(b)	—	190,792
Other	7,776	25,581

Total	41,447	351,423

        The accounts receivable for more than 10% are as follows:

	As of December 31,
	2014	2015
Delivery service provider A	81%	—

Note	a: For certain sales transactions, delivery service providers will collect payments from the Group's customers upon delivery of goods, and remit such payments back to the Group on a periodic basis.
Note	b: The Group provides consumer financing to certain customers as part of the Group's internet financing activities conducted since 2015.